Document and Entity Information Document and Entity Information (USD $) In Billions, except Share data, unless otherwise specified	11 Months Ended
	Feb. 02, 2013	Mar. 21, 2013	Aug. 04, 2012
Entity [Abstract]
Entity Registrant Name	BEST BUY CO INC
Entity Central Index Key	0000764478
Document Type	8-K
Document Period End Date	Feb. 02, 2013
Amendment Flag	false
Current Fiscal Year End Date	--02-02
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 4.1
Entity Common Stock, Shares Outstanding		338,770,740
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY